Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Year ended December 31,
	2025	2024	2023
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$102,498	$124,105	$101,039
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672
Basic earnings per share	$41.37	$50.09	$40.78